Schedule of Investments

January 31, 2022 (Unaudited)

Schedule of Investments
LSV Global Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (54.9%)
Aerospace & Defense (1.4%)
L3Harris Technologies	500	$104
Lockheed Martin	200	78
Northrop Grumman	200	74

		256

Agricultural Operations (0.9%)
Archer-Daniels-Midland	2,200	165

Agricultural Products (0.3%)
Ingredion	500	47

Asset Management & Custody Banks (1.6%)
Bank of New York Mellon	2,100	125
FS KKR Capital	3,900	85
New Mountain Finance	4,200	56
Oaktree Specialty Lending	4,900	37

		303

Automotive (0.3%)
Ford Motor	2,700	55

Automotive Retail (0.9%)
Advance Auto Parts	500	115
AutoZone*	30	60

		175

Biotechnology (2.0%)
Amgen	800	182
Gilead Sciences	2,800	192

		374

Broadcasting (0.5%)
Fox	2,400	97

Commercial Services (0.6%)
Western Union	6,400	121

Computers & Services (3.4%)
eBay	3,100	186
Oracle	5,600	455

		641

Drug Retail (0.3%)
Walgreens Boots Alliance	1,200	60

Electric Utilities (0.8%)
Evergy	2,200	143

Electrical Services (1.4%)
Entergy	1,600	179

LSV Global Managed Volatility Fund
	Shares	Value (000)

Electrical Services (continued)
Otter Tail	1,408	$89

		268

Food, Beverage & Tobacco (4.7%)
Altria Group	2,100	107
General Mills	2,600	179
JM Smucker	1,600	225
Molson Coors Beverage, Cl B	2,900	138
Tyson Foods, Cl A	2,300	209

		858

Gas/Natural Gas (0.9%)
National Fuel Gas	2,100	128
UGI	709	32

		160

General Merchandise Stores (1.1%)
Target	900	198

Health Care Distributors (1.2%)
McKesson	900	231

Health Care Services (1.0%)
CVS Health	1,800	192

Homebuilding (0.6%)
DR Horton	1,200	107

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	600	126

Insurance (3.9%)
Allstate	2,800	338
American Financial Group	400	52
Berkshire Hathaway, Cl B*	600	188
Hartford Financial Services Group	2,100	151

		729

IT Consulting & Other Services (3.0%)
Amdocs	3,100	235
CACI International, Cl A*	500	124
International Business Machines	1,500	200
Kyndryl Holdings*	300	5

		564

Machinery (1.6%)
Allison Transmission Holdings	2,500	95
Cummins	900	199

		294

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)

Media & Entertainment (1.3%)
Comcast, Cl A	4,900	$245

Metal & Glass Containers (0.5%)
Berry Global Group*	1,300	88

Mortgage REITs (0.2%)
Annaly Capital Management	4,600	36

Office REITs (0.2%)
Brandywine Realty Trust	2,600	33

Packaged Foods & Meats (0.6%)
Kraft Heinz	3,300	118

Paper Packaging (0.7%)
Sealed Air	2,000	136

Petroleum & Fuel Products (0.8%)
Chevron	1,200	158

Pharmaceuticals (6.8%)
Bristol-Myers Squibb	3,700	240
Jazz Pharmaceuticals*	600	83
Johnson & Johnson	1,200	207
Merck	4,300	350
Organon	430	14
Pfizer	7,100	375

		1,269

Regional Banks (0.6%)
Investors Bancorp	7,000	114

Retail (1.1%)
Kroger	4,500	196

Semi-Conductors/Instruments (1.7%)
Intel	6,400	312

Systems Software (0.4%)
Check Point Software Technologies*	600	73

Technology Hardware, Storage & Peripherals (1.5%)
Dell Technologies, Cl C*	1,100	62
Seagate Technology Holdings	2,000	215

		277

Telephones & Telecommunications (4.2%)
AT&T	10,200	260
Cisco Systems	2,500	139
Juniper Networks	3,900	136
Verizon Communications	4,800	256

		791

LSV Global Managed Volatility Fund
	Shares	Value (000)

Thrifts & Mortgage Finance (0.7%)
Kearny Financial	9,600	$124

Trucking (0.5%)
Werner Enterprises	2,200	98

TOTAL U.S. COMMON STOCK (Cost $8,811)		10,232

Foreign Common Stock (43.4%)
Australia (0.4%)
AGL Energy	13,300	67

Austria (0.8%)
Mayr Melnhof Karton	800	155

Belgium (0.7%)
Ageas	1,500	72
Etablissements Franz Colruyt	1,300	53

		125

Brazil (0.5%)
Telefonica Brasil	9,700	91

Canada (4.3%)
Alimentation Couche-Tard	2,100	85
Bank of Montreal	800	91
Bank of Nova Scotia	1,100	79
Canadian Imperial Bank of Commerce	600	75
Canadian Tire, Cl A	700	101
CI Financial	4,500	84
Cogeco Communications	1,000	82
Loblaw	1,800	138
Power Corp of Canada	2,200	71

		806

China (1.1%)
China Resources Power
Holdings	36,000	88
Shenzhen Expressway, Cl H	110,000	109

		197

Denmark (0.9%)
Scandinavian Tobacco Group	8,100	175

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)

Finland (0.4%)
TietoEVRY	2,354	$70

France (3.2%)
Carrefour	4,800	92
Cie Generale des Etablissements Michelin SCA	600	100
Sanofi	1,600	167
Societe BIC	2,400	137
Verallia	3,000	94

		590

Germany (1.2%)
Deutsche Post	1,800	108
Hornbach Holding & KGaA	700	107

		215

Hong Kong (1.9%)
Bank of China, Cl H	199,000	78
Bank of Communications, Cl H	84,000	56
China Shenhua Energy, Cl H	35,500	88
Dah Sing Banking Group	20,000	19
People’s Insurance Group of China, Cl H	370,000	117

		358

Hungary (0.3%)
Magyar Telekom Telecommunications	48,800	65

Italy (0.6%)
Eni	1,300	20
Hera	22,200	92

		112

Japan (7.6%)
AEON Investment	60	76
Canon	2,500	59
DCM Holdings	5,200	49
EDION	13,100	122
Fukuoka	40	56
Honda Motor	2,500	74
ITOCHU	1,400	45
KDDI	5,200	167
K’s Holdings	5,700	56
Mizuho Financial Group	9,850	134
Nippon Telegraph & Telephone	9,400	269

LSV Global Managed Volatility Fund
	Shares	Value (000)

Japan (continued)
Rengo	9,200	$69
Teijin	3,400	43
Toyota Motor	5,000	98
Ube Industries	2,500	45
Yamaguchi Financial Group	5,800	36

		1,398

Malaysia (0.7%)
AMMB Holdings*	22,300	17
RHB Bank	79,800	107

		124

Netherlands (1.8%)
Koninklijke Ahold Delhaize	7,400	239
Signify	1,900	101

		340

Portugal (0.3%)
REN - Redes Energeticas Nacionais SGPS	22,200	63

Russia (0.6%)
LUKOIL PJSC ADR	1,300	116

Singapore (1.0%)
DBS Group Holdings	3,100	81
United Overseas Bank	4,400	99

		180

South Korea (2.6%)
KT	4,400	115
KT&G	1,000	64
LG Uplus	4,100	44
Samsung Card	2,100	54
SK Square*	1,766	83
SK Telecom	2,733	130

		490

Spain (0.4%)
Endesa	3,000	67

Sweden (0.3%)
Securitas, Cl B	5,400	65

Switzerland (2.1%)
Roche Holding AG	400	156
Swiss Life Holding	150	96

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)

Switzerland (continued)
Valiant Holding	1,300	$131

		383

Taiwan (3.9%)
Asustek Computer	10,000	130
Cathay Financial Holding	61,000	141
Chicony Electronics	38,000	122
Greatek Electronics	37,000	99
SinoPac Financial Holdings	300,000	179
Taichung Commercial Bank	128,585	62

		733

Thailand (0.9%)
Kiatnakin Bank	27,300	57
Krung Thai Bank	116,500	49
Tisco Financial Group	21,700	65

		171

United Kingdom (4.9%)
BAE Systems	13,800	107
British American Tobacco	2,300	98
BT Group, Cl A	30,300	81
GlaxoSmithKline	12,700	280
Imperial Brands	4,600	109
Tate & Lyle	11,800	113
Unilever	2,500	128

		916

TOTAL FOREIGN COMMON STOCK (Cost $7,643)		8,072

LSV Global Managed Volatility Fund
	Face
	Amount
	(000)	Value (000)
Repurchase Agreement (3.8%)
South Street Securities 0.010%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $706 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $346, 0.125% - 2.750%, 05/15/22 - 02/15/43; total market value $721)	$706	$706

TOTAL REPURCHASE AGREEMENT (Cost $706)		706

Total Investments – 102.1% (Cost $17,160)		$19,010

Percentages are based on Net Assets of $18,619 (000).

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Schedule of Investments

January 31, 2022 (Unaudited)

The following is a list of the level of inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
United States	$10,232	$–	$–	$10,232

Total Common Stock	10,232	–	–	10,232

Foreign Common Stock
Australia	–	67	–	67
Austria	–	155	–	155
Belgium	–	125	–	125
Brazil	91	–	–	91
Canada	806	–	–	806
China	–	197	–	197
Denmark	–	175	–	175
Finland	–	70	–	70
France	–	590	–	590
Germany	–	215	–	215
Hong Kong	–	358	–	358
Hungary	–	65	–	65
Italy	–	112	–	112
Japan	–	1,398	–	1,398
Malaysia	–	124	–	124
Netherlands	–	340	–	340
Portugal	–	63	–	63
Russia	116	–	–	116
Singapore	–	180	–	180
South Korea	–	490	–	490
Spain	–	67	–	67
Sweden	–	65	–	65
Switzerland	–	383	–	383
Taiwan	–	733	–	733
Thailand	–	171	–	171
United Kingdom	–	916	–	916

Total Foreign Common Stock	1,013	7,059	–	8,072

Total Repurchase Agreement	–	706	–	706

Total Investments in Securities	$11,245	$7,765	$–	$19,010

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-1600